PROSPECTUS
                                                         Dated November 1, 1999
                                                         As Amended June 9, 2000

                          THE QUAKERTM INVESTMENT TRUST
                        1288 Valley Forge Road, Suite 76
                             Valley Forge, PA 19482
                                 1-800-220-8888

The Quaker(TM) Investment Trust (the "Trust") is a registered management investment company currently offering the following portfolios (each a "Fund", and collectively, the Funds"):

              QUAKER CORE EQUITY FUND
              QUAKER AGGRESSIVE GROWTH FUND
              QUAKER LARGE-CAP VALUE FUND
              QUAKER MID-CAP VALUE FUND
              QUAKER SMALL-CAP VALUE FUND
              QUAKER FIXED INCOME FUND

The Trust is offering three Classes of Shares by this Prospectus. Each Class differs as to sales charges and ongoing expenses. However, each Class represents an undivided interest in the same portfolio of securities. The Trust also offers other Classes of shares without sales charges, but with different minimum investment amounts. To receive a prospectus describing the Trust's other share Classes, call the Trust.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
================================================================================

                                TABLE OF CONTENTS

THE BASICS ABOUT EACH FUND

     QUAKER CORE EQUITY FUND................................................
     QUAKER AGGRESSIVE GROWTH FUND..........................................
     QUAKER LARGE-CAP VALUE FUND............................................
     QUAKER MID-CAP VALUE FUND..............................................
     QUAKER SMALL-CAP VALUE FUND............................................
     QUAKER FIXED INCOME FUND...............................................

THE FUNDS' ADVISORS & SPONSOR

     For the Quaker Core Equity Fund........................................
     For the Quaker Aggressive Growth Fund..................................
     For the Quaker Large-Cap and Mid-Cap Value Funds.......................
     For the Quaker Small-Cap Value Fund....................................
     For the Quaker Fixed-Income Fund.......................................
     The Funds' Sponsor.....................................................

HOW TO BUY AND SELL SHARES

     Investing In The Funds.................................................
     Determining Share Prices...............................................
     Variable Pricing System................................................
     Distribution (12b-1) Fees..............................................
     Minimum Investment Amounts.............................................
     Opening and Adding To Your Account.....................................
     Purchasing Shares By Mail..............................................
     Purchasing Shares By Wire Transfer.....................................
     Purchases through Financial Service Organizations......................
     Purchasing Shares By Automatic Investment Plan.........................
     Purchasing Shares By Telephone.........................................
     Miscellaneous Purchase Information.....................................
     How to Sell (Redeem) Your Shares.......................................
     By Mail................................................................
     Signature Guarantees...................................................
     By Telephone...........................................................
     By Wire................................................................
     Redemption At The Option Of The Trust..................................

DIVIDENDS AND DISTRIBUTIONS.................................................

TAX CONSIDERATIONS..........................................................

GENERAL INFORMATION.........................................................

FINANCIAL HIGHLIGHTS........................................................

FOR MORE INFORMATION........................................................
================================================================================

                           THE BASICS ABOUT EACH FUND

                             QUAKER CORE EQUITY FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund's investment objective.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Advisor attempts to achieve the Fund's investment objective by:

o normally investing at least 65% of the Fund's total assets in US common stocks;
o primarily investing in common stocks of companies with large market capitalizations (over $6 billion);
o    holding from 60 to 200 stocks in the Fund's investment portfolio;
o maintaining an investment portfolio that has, on average, a higher price/earnings ratio and lower yield than the S&P 500 Index;
o investing in companies with strong fundamentals, increasing sales and earnings, a conservative balance sheet and reasonable expectations of continuing earnings increases; and
o    reducing capital gains taxes by controlling portfolio turnover.

To select portfolio companies for the Fund, the Fund's Advisor employs a "bottom up" approach to stock selection. This means that the Advisor analyses individual companies for suitability and then picks those companies that the Advisor believes will perform best in the overall economic environment. The Advisor conducts extensive fundamental analysis of the companies in which the Fund invests. The company's management, balance sheet, product or service niche, market penetration, and other fundamental elements of the company's overall worth are all factors that influence the Advisor's decision concerning whether to invest.

The Fund may invest up to 25% of its total assets in foreign securities that are traded on a U.S. exchange, in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. This means that the issuer is providing information that would not be available from ADR issuers that do not sponsor their ADR's. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. government debt instruments, other unaffiliated mutual funds, and repurchase agreements.

Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains a small percentage of its assets in cash reserves. Under abnormal market or economic conditions, the

Trust  has  authorized  the  Fund's  Advisor  to  adopt  a  temporary  defensive investment position in the market. When the Advisor assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. When assuming a temporary defensive position, the Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

General Risks- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

Stock Market Risk- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

Foreign Securities Risk- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be indirectly subject to the risks associated with fluctuations in currency values, because the ADR's in which the Fund invests represent interests in foreign currency denominated securities.
     o    Although  the Fund  will  only  invest  in  foreign  issuers  that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

Temporary Defensive Positions- During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

HOW HAS THE FUND PERFORMED IN THE PAST?

The bar chart and table below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 500 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PERFORMANCE BAR
CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31  (1)

[GRAPHIC OMITTED]

Year Ended     Year Ended
 12/31/97       12/31/98
  29.63%         32.51%

Best Quarter:   4th Qtr   1998        35.71%
Worst Quarter:  3rd Qtr   1998       (14.27)%

Average Annual Total Returns (For Periods ending on December 31, 1998)
----------------------------------------------------------------------

                      The Fund    S&P 500 Index**
                      ---------------------------
One Year               32.51%         28.58%
Inception(11/25/96)    28.17%         28.10%

For the Period 1/1/99 through 6/30/99, the Fund's annualized total return was 21.56%

(1) Because the Fund is offering Class A, B and C shares for the first time in this prospectus, the returns shown in the Bar Chart and Table above are for a class of Fund shares not offered by this Prospectus. However, Class A, B and C shares of the Fund would have substantially similar returns to the returns shown above because all share classes are invested in the same portfolio of securities. The returns shown above will differ from the returns achieved by the Class A, B and C shares only to the extent that the various classes do not have the same ongoing expenses and sales charges.
** The S&P 500 Index is a widely recognized, unmanaged index of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

================================================================================

WHAT ARE THE FUND'S FEES AND EXPENSES?

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

                                                         CLASS A    CLASS B   CLASS C
----------------------------------------------------------------------------------------
SHAREHOLDER FEES:
-----------------
(fees paid directly from your investment)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES          5.50%      NONE       NONE
(As a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                      NONE       5.00%(1)   NONE
(As a percentage of redemption proceeds)
REDEMPTION FEES                                           NONE       NONE       1.00%(2)

ANNUAL FUND OPERATING EXPENSES:                          CLASS A    CLASS B    CLASS C
-------------------------------                          -------    -------    -------
(expenses that are deducted from Fund assets)
MANAGEMENT FEES                                    (3)    1.00%      1.00%      1.00%
DISTRIBUTION & SERVICING (12b-1) FEES              (4)    0.25%      1.00%      1.00%
OTHER EXPENSES                                     (5)    0.25%      0.25%      0.25%
                                                          -----      -----      -----
TOTAL ANNUAL FUND
OPERATING EXPENSES                                        1.50%      2.25%      2.25%

1. The maximum deferred sales charge of 4.00% is charged to shares redeemed within the first year of purchase. These deferred sales charges decline to 0.00% over a period of five years. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
2. If you redeem your shares within thirteen months of purchase, you will be charged a fee of 1.00% of the redemption proceeds. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
3. Management fees include a fee of 0.75% for investment advisory services and 0.25% for administrative services provided to the Fund by the Fund's Sponsor.
4. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
5. Other Expenses include fees paid to the Fund's transfer agent, administrator and other service providers. Because the Fund is offering these share Classes for the first time, these fees are estimated.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

           1 YEAR             3 YEARS
           ------             -------
CLASS A    $  694              $  998
CLASS B    $  785              $ 1024
CLASS C    $  329              $  703

IF YOU DID NOT REDEEM YOUR SHARES, YOUR EXPENSES WOULD BE:

           1 YEAR             3 YEARS
           ------             -------
CLASS A    $  694              $  998
CLASS B    $  228              $  703
CLASS C    $  228              $  703

Because the Fund has no operating history for these share classes, these expense figures are based on estimated amounts for the Fund's first fiscal year.

--------------------------------------------------------------------------------

                          QUAKER AGGRESSIVE GROWTH FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund's investment objective.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund attempts to achieve its investment objective by;

o    normally  investing  at least 65% of the Fund's  total  assets in US common stocks;
o investing in common stocks of companies without regard to market capitalizations;
o investing its assets in a limited number of equity securities of companies which the Fund's Advisor believes show a high probability for superior growth;
o investing in "special situation" securities when the Fund's Advisor believes such investments will benefit the Fund;
o seeking a balance between investments in "special situation" investments and investments in large to mid-capitalization equities ( in excess of $1 billion in market capitalization) with high or accelerating profitability; and
o utilizing a strategy of short selling securities to reduce volatility and enhance potential investment gain. The Fund limits short sales to not more than 25% of the Fund's total assets.

The Fund may invest up to 25% of its total assets in "special situations". A special situation arises when, in the opinion of the Fund's Advisor, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to: spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies.

In selecting portfolio companies, the Fund's Advisor seeks a balance between investing in "special situation" companies and investing in the securities of companies that have high or accelerating profitability, an element of franchise value, and reasonable valuations. In purchasing securities for the Fund, the Fund's Advisor looks for two primary characteristics: 1) superior risk/reward due to inefficient pricing of the security due to lack of research coverage; and
2) a measure of downside risk protection due to the company's low correlation to the capital markets.

The Fund may also employ a strategy of short selling securities to reduce volatility and enhance potential investment gain. The Fund limits short selling to 25% of its net assets. You should be aware that the Fund may engage in two types of short sales. Securities may be sold " against the box", or outright. A short sale against the box means that securities that the Fund already owns are sold, but not delivered. Instead, these securities are segregated and pledged against the short position. When the short sale is closed out, the securities owned are released.

Outright short selling involves the sale of securities not presently owned by the Fund. If the Fund does not purchase that security on the same day as the sale, the security must be borrowed. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases the security for delivery to the lender. Any gain or loss on the transaction is taxable as a short term capital gain or loss.

The Fund may also invest up to 25% of its total assets in foreign securities that are traded on a U.S. exchange, in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains a small percentage of its assets in cash reserves. Under abnormal market or economic conditions, the Trust has authorized the Fund's Advisor to adopt a temporary defensive investment position in the market. When the Advisor assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. When assuming a temporary defensive position, the Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

General Risks- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

Stock Market Risk- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

Short Selling Risks- Short selling involves special risks, and the Fund could at any time suffer both a loss on the purchase or retention of one security, if that security should decline in value, and a loss on a short sale of another security, if the security sold short should increase in value. When a short position is closed out, it may result in a short term capital gain or loss for federal income tax purposes. To the extent that in a generally rising market the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of a fund that does not engage in short sales. When the Fund engages in short sales, the securities underlying the transaction are repriced daily, and if the value of the underlying securities is not sufficient to fully cover the short, the Fund will have to put up additional cash or securities to make up any difference. This requirement may result in additional loss to the Fund.

No short sale will be effected if, at the time of making the short sale, the aggregate market value of all securities sold short will exceed 25% of the value of the Fund's net assets. Short sales by the Fund are further limited to 2% of the securities of any class of the issuer. The Fund may only engage in short sale transactions in securities listed on a national securities exchange or on the NASDAQ.

Foreign Securities Risk- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be indirectly subject to the risks associated with fluctuations in currency values, because the ADR's in which the Fund invests represent interests in foreign currency denominated securities.

     o    Although  the Fund  will  only  invest  in  foreign  issuers  that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

Special Situation Risks- Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. These risks result from the subjective nature of determining what a special situation is. For example, investing in a company primarily because the Advisor believes that a merger is imminent or that an announced merger will have exaggerated positive effects on the company is inherently speculative. Furthermore, liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs, and new management or management policies may not have the effect on a company's price that the Advisor expects, which could negatively impact the Fund. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

Temporary Defensive Positions- During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

HOW HAS THE FUND PERFORMED IN THE PAST?

The bar chart and table below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 500 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PERFORMANCE BAR
CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31  (1)

[GRAPHIC OMITTED]

Year Ended      Year Ended
 12/31/97        12/31/98
  20.32%          30.16%

Best Quarter:    1st Qtr   1999    19.94%
Worst Quarter:   4th Qtr   1998    (5.34)%

Average Annual Total Returns (For Periods ending on December 31, 1998)
----------------------------------------------------------------------

              The Fund  S&P 500 Index**
              -------------------------
One Year         30.16%       28.58%
Inception        25.84%       28.10%

For the Period 1/1/99 through 6/30/99, the Fund's annualized total return was 74.20%

(1) Because the Fund is offering Class A, B and C shares for the first time in this prospectus, the returns shown in the Bar Chart and table above are for a class of Fund shares not offered by this Prospectus. However, Class A, B and C shares of the Fund would have substantially similar returns to the returns shown above because all share classes are invested in the same portfolio of securities. The returns shown above will differ from the returns achieved by the Class A, B and C shares only to the extent that the various classes do not have the same ongoing expenses and sales charges.
** The S&P 500 Index is a widely recognized, unmanaged index of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

--------------------------------------------------------------------------------

WHAT ARE THE FUND'S FEES AND EXPENSES?

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

                                                         CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------------------------
SHAREHOLDER FEES:
-----------------
(fees paid directly from your investment)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES          5.50%      NONE       NONE
(As a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                      NONE       5.00%(1)   NONE
(As a percentage of redemption proceeds)
REDEMPTION FEES                                           NONE       NONE       1.00%(2)

ANNUAL FUND OPERATING EXPENSES:                          CLASS A    CLASS B    CLASS C
------------------------------                           -------    -------    -------
(expenses that are deducted from Fund assets)
MANAGEMENT FEES                                    (3)    1.00%      1.00%      1.00%
DISTRIBUTION & SERVICING (12b-1) FEES              (4)    0.25%      1.00%      1.00%
OTHER EXPENSES                                     (5)    0.25%      0.25%      0.25%
                                                          -----      -----      -----
TOTAL ANNUAL FUND
OPERATING EXPENSES                                        1.50%      2.25%      2.25%

1. The maximum deferred sales charge of 4.00% is charged to shares redeemed within the first year of purchase. These deferred sales charges decline to 0.00% over a period of five years. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
2. If you redeem your shares within thirteen months of purchase, you will be charged a fee of 1.00% of the redemption proceeds. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
3. Management fees include a fee of 0.75% for investment advisory services and 0.25% for administrative services provided to the Fund by the Fund's Sponsor.

4. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
5. Other Expenses include fees paid to the Fund's transfer agent, administrator and other service providers. Because the Fund is offering these share Classes for the first time, these fees are estimated.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                  1 YEAR     3 YEARS
                  ------     -------
CLASS A           $  694     $  998
CLASS B           $  785     $ 1024
CLASS C           $  329     $  703

IF YOU DID NOT REDEEM YOUR SHARES, YOUR EXPENSES WOULD BE:

                  1 YEAR     3 YEARS
                  ------     -------
CLASS A           $  694     $  998
CLASS B           $  228     $  703
CLASS C           $  228     $  703

Because the Fund has no operating history for these share classes, these expense figures are based on estimated amounts for the Fund's first fiscal year.

--------------------------------------------------------------------------------

                           QUAKER LARGE-CAP VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund's investment objective.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Advisor attempts to achieve the Fund's investment goals by:

o normally investing at least 65% of the Fund's total assets in US common stocks;

o investing the Fund's assets (65%) mostly in large capitalization (greater than $6 billion) companies;
o investing in companies considered by the Fund's Advisor to have substantial core assets and consistently above-average earnings over time, selling at relatively low market valuations, with attractive growth and momentum characteristics; and
o minimizing portfolio turnover so as to avoid realizing capital gains; such a policy tends to minimize adverse tax consequences to Fund shareholders.

The Fund's Advisor believes that the Fund's investment objective is best achieved by investing in companies that exhibit the potential for significant growth over the long term. The Advisor defines long-term as a time horizon of at least three years. To identify companies that have significant growth potential, the Advisor employs a value-oriented approach to stock selection. To choose the securities in which the Fund will invest, the Advisor seeks to identify companies which exhibit some or all of the following criteria:

o    low price-to-earnings ratio ("P/E");
o    low price-to-book value or tangible asset value;
o    excellent prospects for growth;
o    strong franchise;
o    highly qualified management;
o    consistent free cash flow; and
o    high returns on invested capital.

In order to choose the securities in which the Fund invests, the Advisor employs its own proprietary cash-flow based, dividend discount analytical model. The Advisor selects 50-100 securities which it believes to be undervalued relative to comparable alternate investments, then focuses on the fundamentals of these companies to choose which companies will ultimately be included in the Fund.

The Fund may invest up to 25% of its total assets in foreign securities that are traded on a U.S. exchange, in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. government debt instruments, other unaffiliated mutual funds, and repurchase agreements.

Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains a small percentage of its assets in cash reserves. Under abnormal market or economic conditions, the Trust has authorized the Fund's Advisor to adopt a temporary defensive investment position in the market. When the Advisor assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. When assuming a temporary defensive position, the Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

General Risks- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

Value Risk- The Fund's Advisor seeks to invest in companies that appear to be "undervalued" in the marketplace (i.e. trading at prices below the company's true worth). The risk in such an investment strategy is that the Advisor's analysis of a company's true value may be incorrect, and the securities purchased may not perform as expected, reducing the Fund's return.

Stock Market Risk- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

Foreign Securities Risk- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be indirectly subject to the risks associated with fluctuations in currency values, because the ADR's in which the Fund invests represent interests in foreign currency denominated securities.
     o    Although  the Fund  will  only  invest  in  foreign  issuers  that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

Temporary Defensive Positions- During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

HOW HAS THE FUND PERFORMED IN THE PAST?

The bar chart and table below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 500 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PERFORMANCE BAR
CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31  (1)

[GRAPHIC OMITTED]

Year Ended       Year Ended
 12/31/97         12/31/98
  30.23%           21.81%

Best Quarter:     4th Qtr   1998      20.11%
Worst Quarter:    3rd Qtr   1998     (12.18)%

Average Annual Total Returns (For Periods ending on December 31, 1998)
----------------------------------------------------------------------

               The Fund    S&P 500 Index**
               ---------------------------
One Year        21.81%         28.58%
Inception       25.52%         28.10%

For the Period 1/1/99 through 6/30/99, the Fund's annualized total return was 27.64%

(1) Because the Fund is offering Class A, B and C shares for the first time in this prospectus, the returns shown in the Bar Chart and table above are for a class of Fund shares not offered by this Prospectus. However, Class A, B and C shares of the Fund would have substantially similar returns to the returns shown above because all share classes are invested in the same portfolio of securities. The returns shown above will differ from the returns achieved by the Class A, B and C shares only to the extent that the various classes do not have the same ongoing expenses and sales charges.
** The S&P 500 Index is a widely recognized, unmanaged index of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

                                                         CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------------------------
SHAREHOLDER FEES:
-----------------
(fees paid directly from your investment)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES          5.50%      NONE       NONE
(As a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                      NONE       5.00%(1)   NONE
(As a percentage of redemption proceeds)
REDEMPTION FEES                                           NONE       NONE       1.00%(2)

ANNUAL FUND OPERATING EXPENSES:                          CLASS A    CLASS B    CLASS C
------------------------------                           -------    -------    -------
(expenses that are deducted from Fund assets)
MANAGEMENT FEES                                     (3)   1.00%      1.00%      1.00%
DISTRIBUTION & SERVICING (12b-1) FEES               (4)   0.25%      1.00%      1.00%
OTHER EXPENSES                                      (5)   0.25%      0.25%      0.25%
                                                          -----      -----      -----
TOTAL ANNUAL FUND
OPERATING EXPENSES                                        1.50%      2.25%      2.25%

1. The maximum deferred sales charge of 4.00% is charged to shares redeemed within the first year of purchase. These deferred sales charges decline to 0.00% over a period of five years. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
2. If you redeem your shares within thirteen months of purchase, you will be charged a fee of 1.00% of the redemption proceeds. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
3. Management fees include a fee of 0.75% for investment advisory services and 0.25% for administrative services provided to the Fund by the Fund's Sponsor.
4. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
5. Other Expenses include fees paid to the Fund's transfer agent, administrator and other service providers. Because the Fund is offering these share Classes for the first time, these fees are estimated.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

              1 YEAR      3 YEARS
              ------      -------
CLASS A       $  694       $  998
CLASS B       $  785       $ 1024
CLASS C       $  329       $  703

IF YOU DID NOT REDEEM YOUR SHARES, YOUR EXPENSES WOULD BE:

               1 YEAR     3 YEARS
               ------     -------
CLASS A        $  694      $  998
CLASS B        $  228      $  703
CLASS C        $  228      $  703

Because the Fund has no operating history for these share classes, these expense figures are based on estimated amounts for the Fund's first fiscal year.

--------------------------------------------------------------------------------

                            QUAKER MID-CAP VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund's investment objective.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Advisor attempts to achieve the Fund's investment goals by:

o normally investing at least 65% of the Fund's total assets in US common stocks;
o investing primarily in equity securities with market capitalizations similar to the market capitalizations of the companies included in the S&P 400 Mid-Cap Index;
o Generally maintaining an ultimate selection of 25-75 stocks for investment by the Fund;
o investing in companies considered by the Fund's Advisor to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics; and
o minimizing portfolio turnover so as to avoid realizing capital gains; such a policy tends to minimize adverse tax consequences to Fund shareholders.

The Fund's Advisor believes that the Fund's investment objective is best achieved by investing in companies that exhibit the potential for significant growth over the long term. The Advisor defines long-term as a time horizon of at least three years. To identify companies that have significant growth potential, the Advisor employs a value-oriented approach to stock selection. To choose the securities in which the Fund will invest, the Advisor seeks to identify companies which exhibit some or all of the following criteria:

o    low price-to-earnings ratio ("P/E");
o    low price-to-book value or tangible asset value;
o    excellent prospects for growth;
o    strong franchise;

o    highly qualified management;
o    consistent free cash flow; and
o    high returns on invested capital.

In order to choose the securities in which the Fund invests, the Advisor employs its own proprietary cash-flow based, dividend discount analytical model. The Advisor selects 50-100 securities which it believes to be undervalued relative to comparable alternate investments, then focuses on the fundamentals of these companies to choose which companies will ultimately be included in the Fund.

The Fund may invest up to 25% of its total assets in foreign securities that are traded on a U.S. exchange, in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. government debt instruments, other unaffiliated mutual funds, and repurchase agreements.

Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains a small percentage of its assets in cash reserves. Under abnormal market or economic conditions, the Trust has authorized the Fund's Advisor to adopt a temporary defensive investment position in the market. When the Advisor assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. When assuming a temporary defensive position, the Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

General Risks- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

Value Risk- The Fund's Advisor seeks to invest in companies that appear to be "undervalued" in the marketplace (i.e. trading at prices below the company's true worth). The risk in such an investment strategy is that the Advisor's analysis of a company's true value may be incorrect, and the securities purchased may not perform as expected, reducing the Fund's return.

Stock Market Risk- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

Medium-Cap Stock Risks- The Fund invests in companies with medium market capitalizations (from $1.5 to $6 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, these companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

Foreign Securities Risk- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be indirectly subject to the risks associated with fluctuations in currency values, because the ADR's in which the Fund invests represent interests in foreign currency denominated securities.
     o    Although  the Fund  will  only  invest  in  foreign  issuers  that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

Temporary Defensive Positions- During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

HOW HAS THE FUND PERFORMED IN THE PAST?

The bar chart and table below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 400 Mid-Cap Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PERFORMANCE BAR
CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31  (1)

[GRAPHIC OMITTED}

Year Ended
 12/31/98
   7.84%

Best Quarter:     2nd Qtr   1999      15.91%
Worst Quarter:    4th Qtr   1998     (13.18)%

Average Annual Total Returns (For Periods ending on December 31, 1998)
----------------------------------------------------------------------

                      The Fund  S&P 400 Mid-Cap Index**
                      ---------------------------------
One Year                7.84%          17.68%
Inception (12/31/97)    7.84%          17.68%

For the Period 1/1/99 through 6/30/99, the Fund's annualized total return was 8.19%

1. Because the Fund is offering Class A, B and C shares for the first time in this prospectus, the returns shown in the Bar Chart and table above are for a class of Fund shares not offered by this Prospectus. However, Class A, B and C shares of the Fund would have substantially similar returns to the returns shown above because all share classes are invested in the same portfolio of securities. The returns shown above will differ from the returns achieved by the Class A, B and C shares only to the extent that the various classes do not have the same ongoing expenses and sales charges.
** The S&P 400 Mid-Cap Index is a widely recognized, unmanaged index of approximately 400 companies in the United States with market capitalizations between $1.5 billion and $6 billion. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

                                                         CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES:
-----------------
(fees paid directly from your investment)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES          5.50%      NONE       NONE
(As a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                      NONE       5.00%(1)   NONE
(As a percentage of redemption proceeds)
REDEMPTION FEES                                           NONE       NONE       1.00%(2)

                                                                              20

ANNUAL FUND OPERATING EXPENSES:                          CLASS A    CLASS B    CLASS C
------------------------------                           -------    -------    -------
(expenses that are deducted from Fund assets)
MANAGEMENT FEES                                     (3)   1.00%      1.00%      1.00%
DISTRIBUTION & SERVICING (12b-1) FEES               (4)   0.25%      1.00%      1.00%
OTHER EXPENSES                                      (5)   0.25%      0.25%      0.25%
                                                          -----      -----      -----
TOTAL ANNUAL FUND
OPERATING EXPENSES                                        1.50%      2.25%      2.25%

1. The maximum deferred sales charge of 4.00% is charged to shares redeemed within the first year of purchase. These deferred sales charges decline to 0.00% over a period of five years. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
2. If you redeem your shares within thirteen months of purchase, you will be charged a fee of 1.00% of the redemption proceeds. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
3. Management fees include a fee of 0.75% for investment advisory services and 0.25% for administrative services provided to the Fund by the Fund's Sponsor.
4. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
5. Other Expenses include fees paid to the Fund's transfer agent, administrator and other service providers. Because the Fund is offering these share Classes for the first time, these fees are estimated.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                 1 YEAR             3 YEARS
                 ------             -------
CLASS A          $  694              $  998
CLASS B          $  785              $ 1024
CLASS C          $  329              $  703

IF YOU DID NOT REDEEM YOUR SHARES, YOUR EXPENSES WOULD BE:

                 1 YEAR              3 YEARS
                 ------              -------
CLASS A          $  694              $  998
CLASS B          $  228              $  703
CLASS C          $  228              $  703

Because the Fund has no operating history for these share classes, these expense figures are based on estimated amounts for the Fund's first fiscal year.

--------------------------------------------------------------------------------

                           QUAKER SMALL-CAP VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund's investment objective.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Advisor attempts to achieve the Fund's investment goals by:

o normally investing at least 65% of the Fund's total assets in US common stocks;
o primarily investing in equity securities with market capitalizations similar to the market capitalizations of companies included in the Russell 2500 Index, with an ultimate selection of 140-160 stocks;
o investing in a portfolio of securities which includes a broadly diversified number of U.S. equity securities which the Fund's Advisor believes show a high probability of superior prospects for above average total return.

Under normal conditions, at least 65% of the Fund's total assets will be invested in equity securities of small capitalization companies, as measured by the Russell 2500 Index (current range).

In selecting portfolio companies, the Fund's Advisor focuses on companies with consistently high earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics. The Fund will normally remain fully invested in these securities at all times, subject to a minimum cash balance maintained for operational purposes.

The Fund's Advisor screens a broad universe of U.S. securities to identify a subset of issuers with ample trading volume, a number of years of operating history, and market capitalizations similar to the companies in the Russell 2000 Index. The resulting stocks are divided into 11 peer groups or sectors. Within each group, the Advisor identifies the most attractive stocks by considering a number of balance sheet and income statement criteria. The Advisor then chooses securities so as to approximate the overall industry and risk factor characteristics of the Russell 2000 Index.

The Fund may invest up to 25% of its total assets in foreign securities that are traded on a U.S. exchange, in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund may invest its remaining assets, if any, in equity securities of medium and large capitalization companies, cash and cash equivalents, such as U.S. government debt instruments, other unaffiliated mutual funds, and repurchase agreements.

Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains a small percentage of its assets in cash reserves. Under abnormal market or economic conditions, the Trust has authorized the Fund's Advisor to adopt a temporary defensive investment position in the market. When the Advisor assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. When assuming a temporary defensive position, the Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

General Risks- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

Stock Market Risk- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

Value Risk- The Fund's Advisor seeks to invest in companies that appear to be "undervalued" in the marketplace (i.e. trading at prices below the company's true worth). The risk in such an investment strategy is that the Advisor's analysis of a company's true value may be incorrect, and the securities purchased may not perform as expected, reducing the Fund's return.

Small-Cap Stock Risks- The Fund will invest in companies with small market capitalizations (generally less than $1.5 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

Foreign Securities Risk- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.

     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be indirectly subject to the risks associated with fluctuations in currency values, because the ADR's in which the Fund invests represent interests in foreign currency denominated securities.
     o    Although  the Fund  will  only  invest  in  foreign  issuers  that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

Temporary Defensive Positions- During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

HOW HAS THE FUND PERFORMED IN THE PAST?

The bar chart and table below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the Russell 2000 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PERFORMANCE BAR
CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31  (1)

[GRAPHIC OMITTED]

Year Ended      Year Ended
 12/31/97        12/31/98
  41.47%           5.15%

Best Quarter:     2nd Qtr   1997      20.14%
Worst Quarter:    3rd Qtr   1998     (18.19)%

Average Annual Total Returns (For Periods ending on December 31, 1998)
----------------------------------------------------------------------

                           The Fund    Russell 2000 Index**
                           --------------------------------
One Year                     5.15%          (3.08)%
Inception (11/25/96)        20.59%          10.37%

For the Period 1/1/99 through 6/30/99, the Fund's annualized total return was 0.32%

1. Because the Fund is offering Class A, B and C shares for the first time in this prospectus, the returns shown in the Bar Chart and table above are for a class of Fund shares not offered by this Prospectus. However, Class A, B and C shares of the Fund would have substantially similar returns to the returns shown above because all share classes are invested in the same portfolio of securities. The returns shown above will differ from the returns achieved by the Class A, B and C shares only to the extent that the various classes do not have the same ongoing expenses and sales charges.
** The Russell 200 Index is a widely recognized, unmanaged index of approximately 2000 companies in the United States. The Index is generally considered to represent approximately 90% of the publicly traded companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

                                                         CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------------------------
SHAREHOLDER FEES:
-----------------
(fees paid directly from your investment)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES          5.50%      NONE       NONE
(As a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                      NONE       5.00%(1)   NONE
(As a percentage of redemption proceeds)
REDEMPTION FEES                                           NONE       NONE       1.00%(2)

ANNUAL FUND OPERATING EXPENSES:                          CLASS A    CLASS B    CLASS C
------------------------------                           -------    -------    -------
(expenses that are deducted from Fund assets)
MANAGEMENT FEES                                     (3)   1.15%      1.15%      1.15%
DISTRIBUTION & SERVICING (12b-1) FEES               (4)   0.25%      1.00%      1.00%
OTHER EXPENSES                                      (5)   0.25%      0.25%      0.25%
                                                          -----      -----      -----
TOTAL ANNUAL FUND
OPERATING EXPENSES                                        1.65%      2.40%      2.40%

1. The maximum deferred sales charge of 4.00% is charged to shares redeemed within the first year of purchase. These deferred sales charges decline to 0.00% over a period of five years. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
2. If you redeem your shares within thirteen months of purchase, you will be charged a fee of 1.00% of the redemption proceeds. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
3. Management fees include a base fee of 0.90% for investment advisory services and 0.25% for administrative services provided to the Fund by the Fund's Sponsor. The Adviser may receive additional compensation based on investment performance. Please see "The Funds' Investment Advisors and Sponsor": "For the Quaker Small-Cap Value Fund" in this Prospectus.

4. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
5. Other Expenses include fees paid to the Fund's transfer agent, administrator and other service providers. Because the Fund is offering these share Classes for the first time, these fees are estimated.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                1 YEAR        3 YEARS
                ------        -------
CLASS A         $ 709          $1,042
CLASS B         $ 780          $1,068
CLASS C         $ 344          $  748

IF YOU DID NOT REDEEM YOUR SHARES, YOUR EXPENSES WOULD BE:

                1 YEAR        3 YEARS
                ------        -------
CLASS A         $ 709          $1,042
CLASS B         $ 243          $  748
CLASS C         $ 243          $  748

Because the Fund has no operating history for these share classes, these expense figures are based on estimated amounts for the Fund's first fiscal year.

--------------------------------------------------------------------------------

                            QUAKER FIXED INCOME FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to generate current income, preserve capital, and maximize total returns through active management of investment grade fixed income securities. Total Return is derived by combining the total changes in the principal value of all the Fund's investments with the total dividends and interest paid to the Fund.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund's Advisor seeks to achieve the Fund's investment objective by:

o normally investing at least 65% of the Fund's total assets in a variety of debt securities;

o normally establishing a duration target for the Fund's portfolio similar to the duration of the Salomon Brother's Broad Investment Grade Index.
o lengthening the duration of the Fund's portfolio when yields appear abnormally high, and shortening duration when yields appear abnormally low.
o Changing the average maturity structure of the Fund to take advantage of shifts in the general interest rate environment.
o Structuring the Fund's portfolio to take advantage of differences in the relative valuation of U.S. Treasury securities versus mortgage backed securities, asset backed securities, corporate bonds and U.S. agency securities.

DURATION. Duration is an important concept in the Fund's fixed income management philosophy. "Duration" is not the same thing as "maturity". The risks of investing in debt securities generally rise as the maturity of that security lengthens. However, measuring risk solely by a security's maturity is not an entirely accurate method of gauging risk. Maturity takes into account only the final principal payments to determine the price risk of a particular fixed income security.

Duration, on the other hand, weighs all potential cash flows - principal, interest and reinvestment income - on an expected present value basis, to determine the "effective maturity" of the security as opposed to the stated maturity. Using such an analysis, a security with a maturity of ten years may only have a duration of six years. Accordingly, that security has less actual time risk than its maturity would lead you to believe.

Using a proprietary analytical model for predicting interest rate movements, the Fund's Advisor determines the optimal duration target for the Fund and determines which of the Fund's permissible investments has the highest relative valuations. The Advisor then constructs and closely monitors a portfolio of the securities described below that it feels will most likely achieve its anticipated performance.

U.S. GOVERNMENT SECURITIES. The Fund invests in U.S. Government Securities, such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills; securities guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA"); and securities issued by U.S. Government agencies and instrumentalities. Securities of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), some are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and some are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). You should be aware that the U.S. Government is not obligated to support U.S. Government agencies or instrumentalities in the future, other than as set forth above.

MORTGAGE PASS-THROUGH CERTIFICATES. These securities represent undivided ownership interests in pools of mortgages. Such certificates are guaranteed as to payment of principal by the issuer. For securities issued by GNMA, the payment of principal is also backed by the full faith and credit of the U.S. Government. Mortgage pass-through certificates issued by FNMA or FHLMC are guaranteed as to payment of principal by the credit of the issuing U.S. Government agency. Securities issued by other non-governmental entities (such as commercial banks or mortgage bankers) may offer credit enhancement such as guarantees, insurance, or letters of credit.

Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields.

COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in collateralized mortgage obligations ("CMOs"), which are generally securities backed by mortgage pass-through certificates or whole mortgage loans (actual mortgages with similar interest rate and credit characteristics bundled and sold as a package). CMOs are usually structured into classes of varying maturities and principal payment priorities. CMOs pay interest and principal (including prepayments) monthly, quarterly or semi-annually. The Fund's Advisor will invest in CMOs when it determines that such securities fit the investment objective and policies of the Fund.

ASSET-BACKED SECURITIES. In addition to CMOs, the Fund may also invest in other asset-backed securities, such as securities backed by automobile loans, credit card receivables, marine loans, recreational vehicle loans and manufactured housing loans. Typically, asset-backed securities represent undivided fractional interests in a trust whose assets consist of a pool of loans and security interests in the collateral securing the loans. Payments of principal and interest on asset-backed securities are passed through monthly to certificate holders and are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution. You should be aware that if the letter of credit is exhausted and the full amounts due on underlying loans are not received because of unanticipated costs, depreciation, damage or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset-backed securities. In some cases, asset-backed securities are divided into senior and subordinated classes so as to enhance the quality of the senior class. Underlying loans are subject to prepayment, which may reduce the overall return to certificate holders. Fixed Income will invest only in asset-backed securities rated A or better by Moody's, S&P, Fitch, or D&P, or if not rated, of equivalent quality as determined by the Funds' Advisor.

FLOATING RATE SECURITIES. The Fund may invest in variable or floating rate securities that adjust the interest rate paid at periodic intervals based on an interest rate index. Typically, floating rate securities use as their benchmark an index such as the 1, 3 or 6 month London Inter Bank Offering Rate (LIBOR), 3, 6 or 12 month Treasury bills, or the Federal Funds rate. Resets of the rates can occur at predetermined intervals or whenever changes in the benchmark index occur.

CORPORATE BONDS. Fixed Income may invest in notes and bonds issued by U.S. Corporations and foreign corporations rated by a U.S. rating service and traded on a U.S. exchange. All corporate securities will be of investment grade quality as determined by Moody's, S&P, Fitch, and D&P, or if no rating exists, of equivalent quality as determined by FAM. See, "Investment Limitations -
Investment Grade Securities". FAM will monitor continuously the ratings of securities held by the Fund and the creditworthiness of their issuers.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

General Risks- All investments are subject to inherent risks, and the Fund is no exception.

Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors. Anyone may invest in the Fund, but the Fund is primarily designed for tax-exempt institutional investors such as pension and profit-sharing plans, endowments, foundations, employee benefit trusts, and certain individuals. The Fund invests without regard to federal tax considerations other than those that apply to Fixed Income's status as a tax-exempt entity.

Debt Securities. The Fund normally invests in debt securities. All of the securities described above are considered to be debt securities. The primary risks of investing in debt securities are interest rate risk and credit risk.

As interest rates generally rise, the value of debt securities generally fall. The longer a debt security has until it matures, the more severely its price will change when interest rates change.

The value of a debt security can change due to a change in the creditworthiness of the issuer. The less creditworthy the issuer, the less desirable the security and the lower its value. Debt securities guaranteed as to principal and interest by the full faith and credit of the U.S. Government are essentially credit-risk free. The creditworthiness of other securities largely depends upon the creditworthiness of the issuer. The issuer's credit rating can change over time, and when this happens it can have a negative affect on the value of such issuer's securities.

All securities purchased for the Fund will be of investment grade quality as determined by Moody's Investors Service, Inc. ("Moodys"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps ("D&P"), or if no rating exists, of equivalent quality as determined by the Advisor, under the Supervision of the Board of Trustees. For a more complete description of the various bond ratings for Moody's, S&P, Fitch and D&P, see Appendix A to the Statement of Additional Information.

HOW HAS THE FUND PERFORMED IN THE PAST?

The bar chart and table below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the Solomon Broad Investment Grade Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PERFORMANCE BAR
CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31  (1)

[GRAPHIC OMITTED]

Year Ended          Year Ended
 12/31/97            12/31/98
   8.11%               8.52%

Best Quarter:      3rd Qtr   1998      4.91%
Worst Quarter:     1st Qtr   1997     (1.12)%

Average Annual Total Returns (For Periods ending on December 31, 1998)
----------------------------------------------------------------------

                        The Fund    Solomon Broad Investment Grade Index**
                        ------------------------------------------------
One Year                  8.11%                   9.64%
Inception(11/25/96)       6.99%                   8.27%

For the Period 1/1/99 through 6/30/99, the Fund's annualized total return was (5.33)%

1. Because the Fund is offering Class A, B and C shares for the first time in this prospectus, the returns shown in the Bar Chart and table above are for a class of Fund shares not offered by this Prospectus. However, Class A, B and C shares of the Fund would have substantially similar returns to the returns shown above because all share classes are invested in the same portfolio of securities. The returns shown above will differ from the returns achieved by the Class A, B and C shares only to the extent that the various classes do not have the same ongoing expenses and sales charges.
** The Solomon Broad Investment Grade Index is an unmanaged index composed of a broad variety of investment grade bonds. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

                                                         CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------------------------
SHAREHOLDER FEES:
-----------------
(fees paid directly from your investment)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES          4.25%      NONE       NONE
(As a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                      NONE       4.00%(1)   NONE
(As a percentage of redemption proceeds)
REDEMPTION FEES                                           NONE       NONE       1.00%(2)

                                                                              30

ANNUAL FUND OPERATING EXPENSES:                          CLASS A    CLASS B    CLASS C
------------------------------                           -------    -------    -------
(expenses that are deducted from Fund assets)
MANAGEMENT FEES                                    (3)    0.75%      0.75%      0.75%
DISTRIBUTION & SERVICE (12b-1) FEES                (4)    0.25%      1.00%      1.00%
OTHER EXPENSES                                     (5)    0.25%      0.25%      0.25%
                                                          -----      -----      -----
TOTAL ANNUAL FUND
OPERATING EXPENSES                                        1.25%      2.00%      2.00%

1. The maximum deferred sales charge of 3.00% is charged to shares redeemed within the first year of purchase. These deferred sales charges decline to 0.00% over a period of four years. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
2. If you redeem your shares within thirteen months of purchase, you will be charged a fee of 1.00% of the redemption proceeds. Please see "How to Buy & Sell Shares" , "Variable Pricing System" in this Prospectus.
3. Management fees include a fee of 0.50% for investment advisory services and 0.25% for administrative services provided to the Fund by the Fund's Sponsor.
4. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
5. Other Expenses include fees paid to the Fund's transfer agent, administrator and other service providers. Because the Fund is offering these share Classes for the first time, these fees are estimated.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                1 YEAR      3 YEARS
                ------      -------
CLASS A         $ 503        $ 721
CLASS B         $ 589        $ 891
CLASS C         $ 284        $ 566

IF YOU DID NOT REDEEM YOUR SHARES, YOUR EXPENSES WOULD BE:

                1 YEAR      3 YEARS
                ------      -------
CLASS A         $ 503        $ 721
CLASS B         $ 183        $ 566
CLASS C         $ 183        $ 566

Because the Fund has no operating history for these share classes, these expense figures are based on estimated amounts for the Fund's first fiscal year.

--------------------------------------------------------------------------------

                    THE FUNDS' INVESTMENT ADVISORS & SPONSOR

FOR THE QUAKER CORE EQUITY FUND:
Geewax, Terker & Co. ("GTC") provides the Core Equity Fund with a continuous program of investment management, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

GTC was established as a Pennsylvania partnership in 1982, and is registered as an investment Advisor under the Investment Advisors Act of 1940, as amended. GTC currently serves as investment advisor to over $3.5 billion in assets. GTC operates as an investment advisory firm, and has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Core Equity Fund, to individuals, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since 1987. GTC's address is 99 Starr Street, Phoenixville, Pennsylvania 19460. GTC is controlled by John J. Geewax and Bruce E. Terker.

John J. Geewax, general partner of GTC, has responsibility for the day-to-day management of the Fund's portfolio. Prior to establishing Geewax, Terker & Co. in 1982, Mr. Geewax served as a portfolio manager with Pennsylvania Asset Services beginning in 1980. He was also an instructor at the Wharton School of the University of Pennsylvania from 1980 to 1982.

Messrs. Geewax and Terker, under the aegis Geewax, Terker & Co., have provided investment management services and counseling to a significant number of individual clients, large institutional clients and other registered investment companies, including the Noah Fund and Vanguard Trustees Equity Fund since founding the company.

Under the Advisory Agreement with the Trust, GTC receives a monthly management fee equal to an annual rate of 0.75% of the average daily net asset value of the Fund.

FOR THE QUAKER AGGRESSIVE GROWTH FUND:
DG Capital Management, Inc. ("DGCM") provides the Quaker Aggressive Growth Fund with a continuous program of investment management, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement ("Advisory Agreement") with the Trust.

DGCM was established as a sole proprietorship in 1985 and converted to a Massachusetts corporation in 1996, and is registered under the Investment Advisors Act of 1940, as amended. DGCM currently serves as investment advisor to over $10 million in assets. DGCM has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Aggressive Growth Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since 1985. DGCM's address is 121 High Street, Boston, Massachusetts 02110. DGCM is controlled by Manu Daftary. Mr. Daftary is the President of DGCM and the firm's sole shareholder.

Manu Daftary is the Fund's portfolio manager and has been responsible for day-to-day management of the Fund's portfolio since its inception. He has been with DGCM since July 1996. Previously Mr. Daftary was a portfolio manager with Greenville Capital Management during 1995 and early 1996; was Senior Vice President/Portfolio Manager with Hellman, Jordan Management Company from 1993-1995; was co-manager of the institutional growth stock portfolio with Geewax, Terker & Co. from 1988-1993. Investment advisory services are the sole business of both DGCM and Mr. Daftary.

Under the Advisory Agreement with the Trust, DGCM receives a monthly management fee equal to an annual rate of 0.75% of the average daily net asset value of the Fund.

FOR THE QUAKER LARGE-CAP VALUE AND MID-CAP VALUE FUNDS:
Compu-Val Investments, Inc. ("CVI") provides the Large-Cap Value Fund and the Mid-Cap Value Fund with a continuous program of investment management, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement ("Advisory Agreement") with the Trust.

CVI was established as a Delaware corporation in 1974 and is registered under the Investment Advisors Act of 1940, as amended. CVI currently serves as investment advisor to over $170 million in assets. CVI has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Large-Cap Value And Mid-Cap Value Funds, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since 1974. CVI's address is 1702 Lovering Avenue, Wilmington, Delaware, 19806. CVI is controlled by James Kalil, Ph.D. and Donald J. Kalil.

Christopher O'Keefe, Director of Equity Research for the Advisor since 1995, is the Funds' portfolio manager. Previously, Mr. O'Keefe was an investment analyst with CoreStates Investment Advisors, Philadelphia, PA , since 1989.

Under the Advisory Agreement with the Trust, CVI receives a monthly management fee equal to an annual rate of 0.75% of the average daily net asset value of each Fund.

FOR THE QUAKER SMALL-CAP VALUE FUND:
Aronson + Partners ("Aronson") provides the Quaker Small-Cap Value Fund with a continuous program of investment management, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an amended Investment Advisory Agreement ("Advisory Agreement") with the Trust, dated October 19, 1998.

Aronson was established as a Pennsylvania partnership in 1984 and is registered as an investment Advisor under the Investment Advisors Act of 1940, as amended. Aronson currently serves as investment advisor to over $1.4 billion in assets. Aronson has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Small-Cap Value Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its inception in 1984. Aronson's address is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19012. Aronson is controlled by Theodore R. Aronson.

Mr. Aronson has been responsible for day-to-day management of the Fund's portfolio since its inception. He has been with Aronson since August 1984. Previously Mr. Aronson was a partner with Addison Capital Management.

Under the Advisory  Agreement  with the Trust,  Aronson is paid a base fee (Base
Fee) at an annual rate of 0.90% of the daily net assets of the Fund to be computed and paid quarterly when the cumulative investment results for the Fund over the prior running twelve (12) months exceed the return for the Russell 2000 Index for the same period by at least 3.0%. Adjustment factors will be applied to the investment advisory fee according to the following formula.:

Cumulative 12 months                   Performance Fee
Return versus the Index                Adjustment

Less than + 1.0%                       0.3333 X Base Fee
Between +1.0 and +1.5%                 0.4664 X Base Fee
Between +1.5 and +2.0%                 0.5998 X Base Fee
Between +2.0 and +2.5%                 0.7332 X Base Fee
Between +2.5 and + 3.0%                0.8666 X Base Fee
At +3.0%                               1.0000 X Base Fee
Between +3.0 and + 3.5%                1.1334 X Base Fee
Between +3.5 and + 4.0%                1.2668 X Base Fee
Between +4.0 and + 4.5%                1.4002 X Base Fee
Between +4.5 and + 5.0%                1.5336 X Base Fee
More than +5.0%                        1.6667 X Base Fee

FOR THE QUAKER FIXED-INCOME FUND
Fiduciary Asset Management Co. ("FAM") provides the Quaker Fixed Income Fund with a continuous program of investment management, including the composition of the Fund's portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement ("Advisory Agreement") with the Trust.

FAM was established as a Missouri corporation in 1994 and is registered as an investment Advisor under the Investment Advisors Act of 1940, as amended. FAM currently serves as investment advisor to over $3.7 billion in assets, rendering investment counsel and utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its inception in 1994. FAM's address is 8112 Maryland Avenue, Suite 310, Clayton, Missouri 63105. FAM is controlled by Charles D. Walbrandt.

Wiley D. Angell has been responsible for day-to-day management of the Fixed Income Fund's portfolio since its inception. Mr. Angell has been with FAM since its inception in June 1994. Previously Mr. Angell was Corporate Director, Fixed Income Portfolio Manager with General Dynamics Corporation.

Under the Advisory Agreement with the Trust, FAM receives a monthly management fee equal to an annual rate of 0.45% of the average daily net asset value of the Fixed Income Fund.

THE FUNDS' SPONSOR:
Pursuant to a Sponsorship Agreement adopted by the Trust for each Fund, Quaker Funds, Inc., provides shareholder servicing activities for each Fund not otherwise provided by each Fund's Administrator or Custodian, for which it will receive a fee at an annual rate of 0.25% of the average daily net assets of each Fund. Quaker Funds, Inc. also provides oversight with respect to each Advisor, arranges for payment of investment advisory and administrative fees, coordinates payments under each Fund's Distribution Plan, develops communications with existing Fund shareholders, assists in responding to shareholder inquiries, and provides other shareholder servicing tasks.

                     HOW TO BUY AND SELL SHARES OF THE FUND

INVESTING IN THE FUND

Determining Share Prices
------------------------
Shares of each Share Class of the Fund are offered at the public offering price for each share Class. The public offering price is each share's next calculated net asset value ("NAV"), plus the applicable sales charge, if any. NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund's Advisor, subject to the review and supervision of the Board of Trustee. Each Fund's per share NAV and public offering price is computed on all days on which the New York Stock Exchange ("NYSE") is open for business, at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

Variable Pricing System
-----------------------
Each Fund in the Quaker Family of Funds offers three classes of shares by this prospectus. The main differences between each class are sales charges and ongoing fees. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold the shares. Each share class in any Fund represent interests in the same portfolio of investments in that Fund. The Trust also offers other classes of shares without sales loads.

CLASS A SHARES.
Class A shares are offered at their public offering price, which is net asset value per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of each Fund except the Quaker Fixed-Income Fund:

                           SALES CHARGE          SALES CHARGE
                             AS A % OF            AS A % OF             DEALER
AMOUNT INVESTED           OFFERING PRICE     NET AMOUNT INVESTED     REALLOWANCE
---------------           --------------     -------------------     -----------
Less than   $ 49,999           5.50%                5.82%               5.00%
$50,000 to  $ 99,999           4.75%                4.99%               4.25%
$100,000 to $249,999           3.75%                3.76%               3.25%
$250,000 to $499,999           2.75%                2.76%               2.50%
$500,000 to $999,999           2.00%                2.00%               1.75%
$1,000,000 or more*            0.00%                0.00%               0.00%

The following sales charges apply to your purchases of Class A shares of the Quaker Fixed-Income Fund:

                           SALES CHARGE          SALES CHARGE
                             AS A % OF            AS A % OF             DEALER
AMOUNT INVESTED           OFFERING PRICE     NET AMOUNT INVESTED     REALLOWANCE
---------------           --------------     -------------------     -----------
Less than   $ 99,999           4.25%                4.44%               4.00%
$100,000 to $249,999           3.75%                3.89%               3.50%
$250,000 to $499,999           2.75%                2.83%               2.50%
$500,000 to $999,999           2.00%                2.04%               1.75%
$1,000,000 or more*            0.00%                0.00%               0.00%

*Brokers who sell shares in single lots of $1 million or more will receive a commission of 1% of the total purchase amount from the Sponsor. However, if the purchasing shareholder redeems shares within thirteen months of purchase, the shareholder will be charged a 1% contingent deferred sales charge on the redemption proceeds. This charge will be paid to the Sponsor to offset the expense of the commission previously paid.

If you are a participant in a qualified employee retirement benefit plan with at least 100 eligible employees, you may purchase Class A shares without any sales charges. However, if you redeem your shares within one year of purchase, you will be charged a fee of 1.00% of the redemption proceeds.

Declaration Distributors, Inc, ("DDI") the Trust's principal underwriter, will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with DDI to sell shares of the Funds. The dealer's concession may be changed from time to time. DDI may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be deemed to be an "underwriter" under the Securities Act of 1933, as amended.

Exemptions from sales charges
-----------------------------
The Trust will waive sales charges for purchases by fee-based registered investment Advisors for their clients, broker/dealers with wrap fee accounts, registered investment Advisors or brokers for their own accounts, employees and employee related accounts of the Advisor, and for an organization's retirement plan that places either (i) 200 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds, in the aggregate. For purchasers that qualify for fee waiver, shares will be purchased at net asset value.

Reduced sales charges
---------------------
You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously purchased in all Funds with the dollar amount of shares to be purchased. For example, if you already owned Class A shares in the Fund with a combined aggregate net asset value of $450,000, and you decided to purchase an additional $60,000 of Class A shares of any Fund except the Fixed-Income Fund, there would be a sales charge of 2.00% on your $60,000 purchase instead of the normal 4.75% on that purchase, because you had accumulated more than $500,000 total in the Funds.

Letter of intent
----------------
You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

CLASS B SHARES
Unlike Class A shares, Class B shares are sold at net asset value without an initial sales charge. Instead, a Contingent Deferred Sales Charge ("CDSC") is imposed on certain redemptions of Class B shares. This means that all of your initial investment is invested in the Fund(s) of your choice, and you will only incur a sales charge if you redeem shares within five years. In that case, a CDSC may be imposed on your redemption. If a CDSC is imposed, it will be calculated on an amount equal to the lesser of the current market value or the original cost of the shares redeemed. What this means is that no sales charge is imposed on increases in the net asset value of your shares above their original purchase price. Also, no charge is assessed on shares derived from reinvestment of dividend or capital gains distributions.

The amount of the CDSC, if any, varies depending on the number of years you have held your shares. To determine that time period, all purchases made in any month are aggregated together and deemed to have been made on the last day of the month. For Class B shares of all Funds except the Fixed-Income Fund, the following CDSC charges apply:

              Redemption Within                 CDSC as a Percentage
                                                Of Redemption Proceeds
              --------------------------------------------------------
              1st  Year.................................5.00%
              2nd Year..................................4.00%
              3rd  Year.................................3.00%
              4th  Year.................................3.00%
              5th  Year.................................2.00%
              6th  Year.................................1.00%
              7th Year and Thereafter....................None

For Class B shares of the Fixed-Income Fund and the High Yield Fund, the following CDSC charges apply:

              Redemption Within                 CDSC as a Percentage
                                                Of Redemption Proceeds
              --------------------------------------------------------
              1st  Year.................................4.00%
              2nd Year..................................3.00%
              3rd  Year.................................2.00%
              4th  Year.................................2.00%
              5th  Year.................................2.00%
              6th  Year.................................1.00%
              7th Year and Thereafter....................None

When you send a redemption request to the Trust, unless you specify otherwise, shares not subject to the CDSC are redeemed first, then shares that have been held the longest, and so on. That way, you will be subject to the smallest charge possible.

CDSC waivers
------------
The CDSC is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Code) of a shareholder (ii) in connection with certain distributions from an IRA or other retirement plan (iii) for annual withdrawals up to 10% of the value of the account, (iv) pursuant to the right of the Fund to liquidate a shareholder's account.

Conversion feature
------------------
Class B shares automatically convert to Class A shares once the economic equivalent of a 4.00% (3.00% for Fixed-Income Fund Class B Shares) sales charge is recovered by the Fund(s) for each investment account, normally after 5 years (4 years for the Fixed Income Fund). The sales charge is recoverable by the Fund(s) through the distribution fees paid under each Fund's Plan of Distribution for its Class B shares. Class B shares converting to Class A shares are not subject to additional sales charges.

CLASS C SHARES
Class C Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund(s) of your choice. However, Class C shares pay an annual 12b-1 shareholder servicing fee of 0.25% of average daily net assets and an additional distribution fee of 0.75% per annum of average daily net assets.

In order to recover commissions paid to dealers on investments in Class C Shares, you will be charged a contingent deferred sales charge ("CDSC") of 1.00% of the value of your redemption if you redeem your shares within thirteen months from the date of purchase. You will not be charged a CDSC on reinvested dividends or capital gains, amounts purchased more than one year prior to the redemption, and increases in the value of your shares.

FACTORS TO CONSIDER WHEN CHOOSING A SHARE CLASS
When deciding which class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund(s), and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class C or Class B shares will be greater than the front-end sales charge of Class A shares, and to what extent such differences may be offset by the lower ongoing expenses on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of each Fund's expenses over time in the "FUNDS" Section of this Prospectus.

Distribution Fees
-----------------
Quaker Investment Trust (the "Trust") has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended (the "1940 Act"), by Class of Shares, for each Fund. The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate the Sponsor or others for expenses relating to the promotion and sale of shares of each Fund.

Under the Class A Plan, the Class A shares of each Fund compensate the Sponsor and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of each Fund's average daily net assets attributable to Class A shares.

Under the Class B Plan, the Class B Shares of the Fund compensate the Sponsor and others for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee) payable on a monthly basis, of each Fund's average daily net assets attributable to Class B shares. Amounts paid under the Class B Plan are paid to the Sponsor and others to compensate them for services provided and expenses incurred in the distribution of Class B shares, including the paying of commissions for sales of Class B shares. The Class B Plan is designed to allow investors to purchase Class B shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class B Plan combined with the CDSC for Class B shares is to provide for the financing of the distribution of Class B shares. 12b-1 fees payable on Class B shares will be paid to the Sponsor for the first thirteen months after the shares are purchased.

Under the Class C Plan, Class C Shares of each Fund compensate the Sponsor and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) payable on a monthly basis, of each Fund's average daily net assets attributable to Class C shares. Amounts paid under the Class C Plan are paid to the Sponsor and others to compensate it for services provided and expenses incurred in the distribution of Class C shares, including the paying of ongoing shareholder servicing fees to persons who have sold Class C shares. The Class C Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load or a CDSC charge, and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Plan's purpose is to provide for the financing of the distribution of Class C shares. 12b-1 fees payable on Class C shares will be paid to the Sponsor for the first thirteen months after the shares are purchased.

The Distribution Plans provide that the Funds may finance activities which are primarily intended to result in the sale of the Funds' shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents.

The Distribution Plans are reviewed annually by the Trust's Board of Trustees, and may be renewed only by majority vote of the shareholders of the Funds' Classes, or by majority vote of the Board, and in both cases also a majority vote of the "disinterested" Trustees of the Trust, as that term is defined in the 1940 Act.

Minimum Investment Amounts
--------------------------
Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Fund management may reject any purchase order for Fund shares and may waive the minimum investment amounts in its sole discretion.

Your purchase of Fund shares is subject to the following minimum investment amounts:

                   MINIMUM                 MINIMUM
TYPE OF            INVESTMENT              SUBSEQUENT
ACCOUNT            TO OPEN ACCOUNT         INVESTMENTS
--------------------------------------------------------------------------------
REGULAR            $2,000                  $1000
IRAs               $1,000                  $ 100
================================================================================

                        AUTOMATIC INVESTMENT PLAN MEMBERS

                   MINIMUM                 MINIMUM
TYPE OF            INVESTMENT              SUBSEQUENT
ACCOUNT            TO OPEN ACCOUNT         INVESTMENTS
--------------------------------------------------------------------------------
REGULAR            $2,000                  $100 per month minimum
IRAs               $2,000                  $100 per month minimum
================================================================================

Opening and Adding To Your Account
----------------------------------
You can invest in the Funds by mail, wire transfer and through participating financial service professionals. After you have established your account and made your first purchase, you may also make subsequent purchases by telephone. You may also invest in the Funds through an automatic payment plan. Any questions you may have can be answered by calling 1-800-220-8888.

Purchasing Shares By Mail
-------------------------
To make your initial investment in the Funds, simply complete the Account Registration Form included with this Prospectus, make a check payable to the Fund of your choice, and mail the Form and check to:

                             Quaker Investment Trust
                         c/o Declaration Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19460

To make subsequent purchases, simply make a check payable to the Fund of your choice and mail the check to the above-mentioned address. Be sure to note your Fund account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Declaration Service Company, the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer
----------------------------------
To make an initial purchase of shares by wire transfer, you need to take the following steps:

     1. Fill out and mail or fax (# 610-832-1067) an Account Application to the Transfer Agent
     2.   Call 1-800-220-8888 to inform us that a wire is being sent.
     3.   Obtain an account number from the Transfer Agent.
     4.   Ask your bank to wire funds to the account of:

                            First Union National Bank
                   Charlotte, North Carolina, ABA # 031201467
                           Credit Acct #2014217164231
                 For further credit to (Your Name and Account #)

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this prospectus, or call the transfer agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Purchases through Financial Service Organizations
-------------------------------------------------
You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares by Automatic Investment Plan
----------------------------------------------
You may purchase shares of the Funds through an Automatic Investment Plan ("Plan"). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Funds. You can take advantage of the Plan by filling out the Automatic Investment Plan application, included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House member for automatic withdrawals under the Plan. The Trust may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-800-220-8888.

Purchasing Shares by Telephone
------------------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at their per share public offering price determined at the close of business on the day that the Transfer Agent receives payment through the Automated Clearing House, which could be as many as two days after you place your order for shares. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Trust may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Trust does not currently expect to charge such a fee.

The Funds' Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the applicable Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Trust shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Trust and/or Transfer Agent has failed to follow procedures such as the above. However, if the Trust and/or Transfer Agent fails to follow procedures reasonably designed to prevent fraud, it may be liable for such losses.

Miscellaneous Purchase Information
----------------------------------
All applications to purchase shares of the Fund are subject to acceptance or rejection by authorized officers of the Company and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check or money order drawn on a U.S. bank, savings and loan association or credit union. The Fund's custodian may charge a fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. The Fund reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders. If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. Eastern time on any business day in accordance with their procedures, your purchase will be processed at the NAV calculated at 4:00 p.m. on that day, provided the securities broker transmits your order to the Transfer Agent before 5:00 p.m. Eastern time. The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
-------
Sale requests should be mailed via U.S. mail or overnight courier service to:

              Declaration Service Company
              555 North Lane, Suite 6160
              Conshohocken, PA  19460

The redemption price you receive will be your Fund's per share NAV next calculated after receipt of all required documents in good order, less any applicable CDSC. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. If you purchase your shares by check and then redeem your shares before your check has cleared, the Trust may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first. The Trust has reserved the right to redeem shares of the Fund for securities instead of cash under certain circumstances.

"Good order" means that your redemption request must include:

1.   Your account number;
2.   The Fund from which you are redeeming shares;
3. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;
4. The signatures of all account owners exactly as they are registered on the account;
5.   Any required signature guarantees; and
6. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees --
--------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

o    if you change the ownership on your account;
o when you want the redemption proceeds sent to a different address than is registered on the account;
o if the proceeds are to be made payable to someone other than the account's owner(s);
o    any redemption transmitted by federal wire transfer to your bank; and
o if a change of address request has been received by the Trust or the Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received by the Transfer Agent.

Signature guarantees are designed to protect both you and the Trust from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange, other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words, "Signature Guarantee."

The Trust may also rely upon confirmation of redemption requests transmitted via facsimile (FAX# 610-832-1067). The confirmation instructions must include:

1)   Shareholder name, name of applicable Fund, and account number;
2)   Number of shares or dollar amount to be redeemed;
3)   Instructions for transmittal of redemption funds to the shareholder; and
4) Shareholder signature as it appears on the application then on file with the Trust.

By Telephone
------------
You may redeem your shares by calling the Transfer Agent at 1-800-220-8888 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Trust or the Transfer Agent within 15 days prior to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering your redemption request in person or by mail. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone exactly when desired.

By Wire
-------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Fund's Custodian may charge a fee for outgoing wires.

Redemption At The Option Of The Trust
-------------------------------------
If the value of the shares in your account falls to less than $2000, the Trust may notify you that, unless your account is increased to $2000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $2000 before any action is taken. This right of redemption shall not apply if the value of your account drops below $2000 as the result of market action. The Trust reserves this right because of the expense to the Fund of maintaining relatively small accounts.

Exchange Feature.
-----------------
You may exchange your shares of any Fund for the same share class of any other Fund of the Trust without incurring any additional sales charges. An exchange involves the simultaneous redemption of shares of one Fund and purchase of shares of another Fund at the respective closing net asset value next determined after a request for redemption has been received, and is a taxable transaction. Shares of each Fund may be exchanged for shares of any other Fund of the Trust at the net asset value. You may direct the Trust to exchange your shares by contacting the Transfer Agent. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares.

A pattern of frequent exchange transactions may be deemed by the Distributor to be an abusive practice that is not in the best interests of the shareholders of the Funds. Such a pattern may, at the discretion of the Distributor, be limited by that Fund's refusal to accept further purchase and/or exchange orders, after providing the investor with 60 days prior notice. The Distributor will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Funds or its other shareholders. The Board of Trustees of the Trust reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days written notice to the shareholders.

Systematic Withdrawal Plan.
---------------------------
Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Trust. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Funds upon sixty days written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Funds at 800-220-8888, or by writing to the Transfer Agent.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Funds are derived from their net investment income. Net investment income will be distributed at least annually. The Funds' net investment income is made up of dividends received from the stocks and other securities they hold, as well as interest accrued and paid on any other obligations that might be held in their portfolios.

The Funds realize capital gains when they sell a security for more than they paid for it. The Funds may make distributions of their net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your dividends and/or distributions paid in cash, your distributions will be reinvested in additional shares of the Fund(s). You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent.

TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in a Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of a Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax Advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund(s).

GENERAL INFORMATION

The Funds will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Funds may describe general economic and market conditions affecting them and may compare their performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Funds may also, from time to time, compare their performance to the one or more appropriate indices.

                              FINANCIAL HIGHLIGHTS

The financial data included in the tables below for the fiscal year ended June 30 of each time period have been audited by Goldenberg Rosenthal Friedlander, LLP, independent auditors. The information in the tables below should be read in conjunction with each Fund's latest audited financial statements and notes thereto, which may be obtained without charge by contacting the Funds. The information contained below is for a class of shares not offered by this prospectus. However, since all share classes of each Fund are invested in the same portfolio of securities, the returns shown below will vary only to the extent that the various share classes have different sales charges and ongoing expenses.

                              THE CORE EQUITY FUND

                                                               FOR THE PERIOD
                                          YEAR        YEAR     FROM NOVEMBER
                                         ENDED       ENDED   25, 1996 (START OF
                                        JUNE 30,    JUNE 30,   OPERATIONS) TO
                                          1999        1998     JUNE 30, 1997
                                        ---------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD    $  14.42    $  11.61    $  10.00
                                        --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)            (0.06)       0.00        0.04
   Net realized and unrealized gain
   (loss) on investments                    4.10        2.81        1.61
                                        --------    --------    --------
TOTAL FROM INVESTMENT OPERATIONS            4.04        2.81        1.65
                                        --------    --------    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                    0.00        0.00       (0.04)
   Net realized capital gains              (0.68)       0.00        0.00
   Distributions in excess of
   Net realized gain                        0.00        0.00        0.00
                                        --------    --------    --------
TOTAL DISTRIBUTIONS                        (0.68)       0.00       (0.04)
                                        --------    --------    --------

NET ASSET VALUE, END OF PERIOD          $  17.78    $  14.42    $  11.61

TOTAL RETURN                               28.16%      24.20%      16.50%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                         $ 25,407    $  4,777    $    519

RATIO OF EXPENSES TO AVERAGE NET ASSETS
   Before expense waivers and fee
   Reimbursements                           1.44%       3.48%      21.30%(a)
   After expense waivers and fee
   Reimbursements                           1.29%       1.35%       1.35%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:

   Before expense waivers and fee
   Reimbursements                          (0.73)%     (2.10)%    (19.47)(a)
   After expense waivers and fee
   Reimbursements                          (0.58)%      0.03%       0.49%(a)

PORTFOLIO TURNOVER RATE                    78.38%      64.36%      11.49%

(a)  annualized
(b)  Aggregate Total Return, not annualized
--------------------------------------------------------------------------------

                           THE AGGRESSIVE GROWTH FUND
                                                                FOR THE PERIOD
                                            YEAR        YEAR    FROM NOVEMBER
                                           ENDED       ENDED  25, 1996 (START OF
                                          JUNE 30,    JUNE 30,  OPERATIONS) TO
                                            1999        1998    JUNE 30, 1997
                                        ----------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $    12.01  $    11.16  $    10.00
                                        ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:

   Net investment income (loss)               0.12        0.00        0.04
   Net realized and unrealized gain
   (loss) on investments                      5.54        2.69        1.23
                                        ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS              5.66        2.69        1.27
                                        ----------  ----------  ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                     (0.12)       0.00       (0.04)
   Net realized capital gains                (3.45)      (1.38)      (0.07)
   Distributions in excess of
   Net realized gain                          0.00       (0.46)       0.00
                                        ----------  ----------  ----------

TOTAL DISTRIBUTIONS                          (3.57)      (1.84)      (0.11)
                                        ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD          $    14.10  $    12.01  $    11.16

TOTAL RETURN                                 49.44%      26.57%      12.68%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                         $    3,865  $    1,714  $    1,121

RATIO OF EXPENSES TO AVERAGE NET ASSETS
   Before expense waivers and fee
   Reimbursements                             2.84%       8.09%      13.44%(a)
   After expense waivers and fee
   Reimbursements                             1.35%       1.35%       1.34%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
   Before expense waivers and fee
   Reimbursements                            (0.45)%     (6.72)%     (9.18)(a)
   After expense waivers and fee
   Reimbursements                             1.04%      (0.04)%      0.64%(a)

PORTFOLIO TURNOVER RATE                   1,675.49%     876.64%     778.01%

(a)  annualized
(b)  Aggregate Total Return, not annualized

--------------------------------------------------------------------------------

                            THE LARGE-CAP VALUE FUND

                                                                FOR THE PERIOD
                                          YEAR          YEAR    FROM NOVEMBER
                                         ENDED         ENDED  25, 1996 (START OF
                                        JUNE 30,      JUNE 30,  OPERATIONS) TO
                                          1999          1998    JUNE 30, 1997
                                        ----------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $  14.02      $  11.83      $  10.00
                                        --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)             0.04          0.07          0.07
   Net realized and unrealized gain
   (loss) on investments                    1.69          3.10          1.83
                                        --------      --------      --------
TOTAL FROM INVESTMENT OPERATIONS            1.73          3.17          1.90
                                        --------      --------      --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                   (0.07)        (0.04)        (0.07)
   Net realized capital gains              (2.40)        (0.94)         0.00
   Distributions in excess of
   Net realized gain                       (2.47)        (0.98)        (0.07)
                                        --------      --------      --------
TOTAL DISTRIBUTIONS                        (0.68)         0.00         (0.04)
                                        --------      --------      --------

NET ASSET VALUE, END OF PERIOD          $  13.28      $  14.02      $  11.83

TOTAL RETURN                               19.05%        28.32%        19.04%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                         $  9,742      $  1,599      $    783

RATIO OF EXPENSES TO AVERAGE NET ASSETS
   Before expense waivers and fee
   Reimbursements                           2.02%         5.58%        16.44%(a)
   After expense waivers and fee
   Reimbursements                           0.81%         1.00%         1.00%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
   Before expense waivers and fee
   Reimbursements                          (0.47)%       (3.99)%      (14.32)(a)
   After expense waivers and fee
   Reimbursements                           0.74%         0.59%         1.14%(a)

PORTFOLIO TURNOVER RATE                   136.81%       274.63%        34.26%

(a)  annualized
(b)  Aggregate Total Return, not annualized

--------------------------------------------------------------------------------

                             THE MID-CAP VALUE FUND

                                                          FOR THE PERIOD
                                                           FROM JANUARY
                                                YEAR     6, 1998 (START OF
                                                ENDED     OPERATIONS) TO
                                           JUNE 30, 1999  JUNE 30, 1998
                                           -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  10.93      $  10.00
                                              --------      --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   0.00         (0.02)
   Net realized and unrealized gain
   (loss) on investments                          0.23          0.95
                                              --------      --------
TOTAL FROM INVESTMENT OPERATIONS                  0.23          0.93
                                              --------      --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          0.00          0.00
   Net realized capital gains                    (0.16)         0.00
   Distributions in excess of
   Net realized gain                              0.00          0.00
                                              --------      --------
TOTAL DISTRIBUTIONS                              (0.16)         0.00)
                                              --------      --------

NET ASSET VALUE, END OF PERIOD                $  11.00      $  10.93

TOTAL RETURN                                      2.68%         9.30%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                               $ 12,155      $  9,033

RATIO OF EXPENSES TO AVERAGE NET ASSETS
   Before expense waivers and fee
   Reimbursements                                 1.63%         1.97%(a)
   After expense waivers and fee
   Reimbursements                                 1.35%         1.35%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:

   Before expense waivers and fee
   Reimbursements                                (0.33)%       (0.93)%(a)
   After expense waivers and fee
   Reimbursements                                (0.05)%       (0.31)%(a)

PORTFOLIO TURNOVER RATE                          69.36%        13.86%

(a)  annualized
(c)  Aggregate Total Return, not annualized

--------------------------------------------------------------------------------

                            THE SMALL-CAP VALUE FUND

                                                                FOR THE PERIOD
                                           YEAR        YEAR     FROM NOVEMBER
                                          ENDED       ENDED   25, 1996 (START OF
                                         JUNE 30,     JUNE 30,   OPERATIONS) TO
                                           1999        1998     JUNE 30, 1997
                                        ----------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $  13.47     $  11.53      $  10.00
                                        --------     --------      --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)            (0.04)       (0.01)         0.01
   Net realized and unrealized gain
   (loss) on investments                   (0.04)        2.99          2.02
                                        --------     --------      --------
TOTAL FROM INVESTMENT OPERATIONS           (0.44)        2.98          2.03
                                        --------     --------      --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                    0.00         0.00         (0.01)
   Net realized capital gains              (0.22)       (1.04)        (0.49)
   Distributions in excess of
   Net realized gain                        0.00         0.00          0.00
                                        --------     --------      --------
TOTAL DISTRIBUTIONS                        (0.22)       (1.04)        (0.50)
                                        --------     --------      --------

NET ASSET VALUE, END OF PERIOD          $  12.81     $  13.47      $  11.53

TOTAL RETURN                               (2.96)    %  27.04%        20.35%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                         $ 13.020     $  3.792      $  1,333

RATIO OF EXPENSES TO AVERAGE NET ASSETS
   Before expense waivers and fee
   Reimbursements                           1.78%        4.20%        10.50%(a)
   After expense waivers and fee
   Reimbursements                           1.35%        1.35%         1.31%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
   Before expense waivers and fee
   Reimbursements                          (0.82)%      (3.03)%       (8.96)%(a)
   After expense waivers and fee
   Reimbursements                          (0.40)%      (0.18)%        0.22%(a)

PORTFOLIO TURNOVER RATE                   113.81%      129.58%        90.63%

(a)  annualized
(b)  Aggregate Total Return, not annualized

--------------------------------------------------------------------------------

                              THE FIXED INCOME FUND

                                                                FOR THE PERIOD
                                           YEAR         YEAR    FROM NOVEMBER
                                          ENDED        ENDED  25, 1996 (START OF
                                         JUNE 30,     JUNE 30,  OPERATIONS) TO
                                           1999         1998    JUNE 30, 1997
                                        ----------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $  10.41     $  09.98     $   10.00
                                        --------     --------     ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)             0.48         0.47          0.26
   Net realized and unrealized gain
   (loss) on investments                   (0.27)        0.50         (0.11)
                                        --------     --------     ---------
TOTAL FROM INVESTMENT OPERATIONS            0.21         0.97          0.15
                                        --------     --------     ---------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                   (0.48)       (0.45)        (0.26)
   Net realized capital gains              (0.01)        0.00          0.00
   Distributions in excess of
   Net realized gain                        0.00         0.00          0.00
                                        --------     --------     ---------

TOTAL DISTRIBUTIONS                        (0.49)       (0.45)        (0.26)
                                        --------     --------     ---------

NET ASSET VALUE, END OF PERIOD          $  10.13     $  10.41     $    9.89

TOTAL RETURN                                1.84%        9.97%         1.57%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                         $  7,675     $  5,682     $     576

RATIO OF EXPENSES TO AVERAGE NET ASSETS
   Before expense waivers and fee
   Reimbursements                           1.41%        2.53%        16.56%(a)
   After expense waivers and fee
   Reimbursements                           0.90%        0.90%         0.90%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
   Before expense waivers and fee
   Reimbursements                           4.03%        2.96%       (10.87)%(a)
   After expense waivers and fee
   Reimbursements                           4.45%        4.59%         4.79%(a)

PORTFOLIO TURNOVER RATE                   276.94%       81.55%         0.00%

(a)  annualized
(b)  Aggregate Total Return, not annualized

                              FOR MORE INFORMATION

Additional information about the Funds is available in the Trust's latest Annual Report, Semi-annual Report and Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Funds. A current SAI, dated November 1, 1999, as Amended May 2, 2000 has been filed with the SEC and is incorporated by reference into this prospectus. The Trust's Annual Report contains audited financial information concerning the Funds and discussion relating to the factors that affected each Fund's performance during each Fund's last fiscal year.

To receive information without charge concerning the Funds, or to request a copy of the SAI or annual or semi-annual reports relating to the Funds, please contact the Trust at:

                             Quaker Investment Trust
                         c/o Declaration Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19460
                                 1-800-220-8888

A copy of your requested document(s) will be sent to you within three days of your request.

You may also receive information concerning the Funds, or request a copy of the SAI or other documents relating to the Funds, by contacting the Securities and Exchange Commission:

IN PERSON:  at the SEC's Public Reference Room in Washington, D.C.

BY PHONE:  1-800-SEC-0330

BY  MAIL:  Public  Reference  Section,   Securities  and  Exchange   Commission,
Washington, D.C. 20549-6009 (duplicating fee required)

ON THE INTERNET:  www.sec.gov

                           Investment Company Act No.
                                    811-06260